Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 756,833	¥ 780,005
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investment securities	(14,505)	60,183
Net debt valuation adjustments	5,965	(59,324)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(5,576)	38,006
Defined benefit plans	(9,293)	27,768
Foreign currency translation adjustments	250,603	(194,642)
Other Comprehensive Income (Loss), Net of Tax, Total	227,194	(128,009)
Comprehensive income	984,027	651,996
Net income attributable to noncontrolling interests	19,222	3,105
Other comprehensive income (loss) attributable to noncontrolling interests	19,204	(4,292)
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 945,601	¥ 653,183